HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 412	$ 682	$ 747	$ 1,277
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	334	590	612	1,104
Other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	68	54	118	103
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 10	$ 38	$ 17	$ 70